Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 21, 2011
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 21, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Maxim Putnam High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Bond Portfolio

(the "Portfolio")

Supplement dated June 21, 2011 to the Prospectus for the

Maxim Putnam High Yield Bond Portfolio, dated May 1, 2011

Effective immediately, the following changes are made to the Prospectus:

The "Principal Investment Strategies" on pages 1-2 of the Prospectus are modified by deleting the disclosure and replacing it with the following:

"The Portfolio will, under normal circumstances, invest a minimum of 80% of its net assets in high yield-high risk (i.e., "junk" or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, pay-in-kind bonds as well as "toggle bonds" (issuer's option to pay in kind) and Rule 144A fixed income securities that are subject to resale restrictions. Up to 20% of the total assets of the Portfolio may be invested in non-corporate fixed income securities and equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are fixed income securities that are rated below investment grade (for example, rated below BBB by Standard & Poor's or below Baa by Moody's Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization. Fixed income securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds. No more than 35% of the Portfolio's total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody's Investor Services, Standard & Poor's, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Portfolio may invest in bank loans (term and revolving loans), invest in foreign securities, make forward commitments and may lend Portfolio securities. The Portfolio may invest up to 20% of its total assets in securities not denominated in U.S. dollars. The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The Portfolio may invest up to 15% of its total assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law."

The description of "Liquidity Risk" on pages 2 and 8 of the Prospectus is modified by deleting the disclosure and replacing it with the following:

"The fixed income securities and bank loans in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities."

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus dated May 1, 2011.

Please keep this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Maxim Putnam High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000356476_SupplementTextBlock

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Bond Portfolio

(the "Portfolio")

Supplement dated June 21, 2011 to the Prospectus for the

Maxim Putnam High Yield Bond Portfolio, dated May 1, 2011

Effective immediately, the following changes are made to the Prospectus:

The "Principal Investment Strategies" on pages 1-2 of the Prospectus are modified by deleting the disclosure and replacing it with the following:

"The Portfolio will, under normal circumstances, invest a minimum of 80% of its net assets in high yield-high risk (i.e., "junk" or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, pay-in-kind bonds as well as "toggle bonds" (issuer's option to pay in kind) and Rule 144A fixed income securities that are subject to resale restrictions. Up to 20% of the total assets of the Portfolio may be invested in non-corporate fixed income securities and equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are fixed income securities that are rated below investment grade (for example, rated below BBB by Standard & Poor's or below Baa by Moody's Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization. Fixed income securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds. No more than 35% of the Portfolio's total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody's Investor Services, Standard & Poor's, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Portfolio may invest in bank loans (term and revolving loans), invest in foreign securities, make forward commitments and may lend Portfolio securities. The Portfolio may invest up to 20% of its total assets in securities not denominated in U.S. dollars. The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The Portfolio may invest up to 15% of its total assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law."

The description of "Liquidity Risk" on pages 2 and 8 of the Prospectus is modified by deleting the disclosure and replacing it with the following:

"The fixed income securities and bank loans in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities."

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus dated May 1, 2011.

Please keep this Supplement for future reference.